Consolidated Statement of Comprehensive Income - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statement of Comprehensive Income
Product Sales		$ 42,998	$ 36,541	$ 25,890
Collaboration Revenue		1,353	876	727
Total Revenue		44,351	37,417	26,617
Cost of sales		(12,391)	(12,437)	(5,299)
Gross profit		31,960	24,980	21,318
Distribution expense		(536)	(446)	(399)
Research and development expense		(9,762)	(9,736)	(5,991)
Selling, general and administrative expense		(18,419)	(15,234)	(11,294)
Other operating income and expense		514	1,492	1,528
Operating profit		3,757	1,056	5,162
Finance income		95	43	87
Finance expense		(1,346)	(1,300)	(1,306)
Share of after tax losses in associates and joint ventures		(5)	(64)	(27)
Profit /(loss) before tax		2,501	(265)	3,916
Taxation		792	380	(772)
Profit for the period		3,293	115	3,144
Other comprehensive income:
Remeasurement of the defined benefit pension liability		1,118	626	(168)
Net (losses)/gains on equity investments measured at fair value through other comprehensive income		(88)	(187)	938
Fair value movements related to own credit risk on bonds designated as fair value through profit and loss		2		(1)
Tax on items that will not be reclassified to profit or loss		(216)	105	(81)
Total other comprehensive income that will not be reclassified to profit or loss, net of tax		816	544	688
Foreign exchange arising on consolidation		(1,446)	(483)	443
Foreign exchange arising on designated liabilities in net investment hedges		(282)	(321)	573
Fair value movements on cash flow hedges		(97)	(167)	180
Fair value movements on cash flow hedges transferred to profit and loss		73	208	(254)
Fair value movements on derivatives designated in net investment hedges		(8)	34	8
(Costs)/gains of hedging		(7)	(6)	9
Tax on items that may be reclassified subsequently to profit or loss		73	46	(39)
Other comprehensive (loss)/income that may be reclassified to profit or loss, net of tax		(1,694)	(689)	920
Other comprehensive (loss)/income for the period, net of tax	[1]	(878)	(145)	1,608
Total comprehensive income/(loss) for the period		2,415	(30)	4,752
Profit attributable to:
Owners of the Parent		3,288	112	3,196
Non-controlling interests		5	3	(52)
Total comprehensive (loss)/income attributable to:
Owners of the Parent		2,413	(33)	4,804
Non-controlling interests		2	3	(52)
Total comprehensive income/(loss) for the period		$ 2,415	$ (30)	$ 4,752
Basic earnings per $0.25 Ordinary Share		$ 2.12	$ 0.08	$ 2.44
Diluted earnings per $0.25 Ordinary Share		$ 2.11	$ 0.08	$ 2.44
Weighted average number of Ordinary Shares in issue (millions)		1,548	1,418	1,312
Diluted weighted average number of Ordinary Shares in issue (millions)		1,560	1,427	1,313

[1]	Included within Other comprehensive loss of $878m (2021: loss of $145m; 2020: income of $1,608m) is a charge of $7m (2021: charge of $6m; 2020: gain of $9m), relating to Costs of hedging.